EQUITY - Foreign currency translation reserves (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EQUITY
Reserve of exchange differences on translation	$ (441,580,088)	$ (517,496,486)	$ (339,076,340)
Movement in foreign currency translation reserve	75,916,398	(178,420,146)	(32,401,812)
Brazil
EQUITY
Reserve of exchange differences on translation	(167,447,389)	(203,657,392)	(98,794,118)
Movement in foreign currency translation reserve	36,210,003	(104,863,274)	15,386,079
Argentina
EQUITY
Reserve of exchange differences on translation	(294,696,228)	(291,332,402)	(246,415,922)
Movement in foreign currency translation reserve	(3,363,826)	(44,916,480)	(45,297,742)
Paraguay
EQUITY
Reserve of exchange differences on translation	20,563,529	(22,506,692)	6,133,700
Movement in foreign currency translation reserve	$ 43,070,221	$ (28,640,392)	$ (2,490,149)